Disclosure of number and weighted average exercise prices of brokers compensation warrants (Details) - Brokers Compensation Warrants [Member]	12 Months Ended
	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share	Aug. 31, 2017 CAD ($) Share
Statements [Line Items]
Number of warrants outstanding in share-based payment arrangement at beginning of period | Share	1,232,727	1,292,727	2,212,612
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $	$ 0.17	$ 0.16	$ 0.38
Number of warrants granted in share-based payment arrangement | Share		420,000	812,727
Weighted average exercise price of warrants granted in share-based payment arrangement | $		$ 0.15	$ 0.18
Number of warrants exercised in share-based payment arrangement | Share		(300,000)
Weighted average exercise price of warrants exercised in share-based payment arrangement | $		$ 0.11
Number of warrants expired in share-based payment arrangement | Share	(812,727)	(180,000)	(1,732,612)
Weighted average exercise price of warrants expired in share-based payment arrangement | $	$ 0.18	$ 0.18	$ 0.44
Number of warrants outstanding in share-based payment arrangement at end of period | Share	420,000	1,232,727	1,292,727
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $	$ 0.15	$ 0.17	$ 0.16